COLLATERAL SECURITY FOR BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Vessels provided as security	$ 1,928	$ 1,711